AMOUNTS DUE TO OTHER RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, non-trade	$ 28	$ 7,336
Amounts due to other related parties	28	7,512	$ 2,800
China New Era
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, trade		176
Sky Solar (Hong Kong) International Co., Ltd.
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, non-trade		2,181
Sky Solar New Energy Investment Ltd.
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, non-trade		2,825
Mr. Su
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, non-trade		2,221
Beijing Sky Solar Investment Management Co., Ltd.
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - net, current, non-trade	$ 28	$ 109